BALANCE SHEET (FY) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock subject to possible redemption (in shares)	19,623,614	19,471,900
Common stock subject to possible redemption, price (in dollars per share)	$ 10.00	$ 10.00
Stockholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	3,376,386	3,528,100
Common stock, shares outstanding (in shares)	3,376,386	3,528,100
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,750,000	5,750,000
Common stock, shares outstanding (in shares)	5,750,000	5,750,000